Short-Term Loans and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term loans consisting of bank borrowings	¥ 40,800	¥ 35,887
Weighted average interest rate on short-term borrowings	0.21%	0.43%
Unused borrowing capacity	¥ 150,000